Income taxes: (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Statutory income tax rate	27.00%	27.00%	27.00%
Barbados
Income Tax [Line Items]
Statutory income tax rate	2.50%
MAURITIUS
Income Tax [Line Items]
Statutory income tax rate	15.00%
IRELAND
Income Tax [Line Items]
Statutory income tax rate	12.50%
India
Income Tax [Line Items]
Statutory income tax rate	33.06%
United States
Income Tax [Line Items]
Statutory income tax rate	38.00%